Cover	Oct. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41900
Entity Registrant Name	Tidal Commodities Trust I
Entity Central Index Key	0001985840
Entity Tax Identification Number	92-6468665
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	234 West Florida Street
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53204
City Area Code	(844)
Local Phone Number	986-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Hashdex Bitcoin ETF
Trading Symbol	DEFI
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false